CHANGES IN ACCOUNTING POLICIES - Disclosure of consolidated statement of loss and comprehensive loss (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of voluntary change in accounting policy [line items]
Exploration and evaluation expenditures:	$ 50,282,615	$ 14,403,711
Impairment		292,336
Loss and comprehensive loss for the year	$ (59,268,859)	$ (19,825,314)
Basic and diluted comprehensive loss per common share	$ (0.67)	$ (0.28)
As previously reported [Member]
Disclosure of voluntary change in accounting policy [line items]
Exploration and evaluation expenditures:		$ 0
Impairment		642,283
Loss and comprehensive loss for the year		$ (5,771,550)
Basic and diluted comprehensive loss per common share		$ (0.08)
Effect of change in accounting policy [Member]
Disclosure of voluntary change in accounting policy [line items]
Exploration and evaluation expenditures:		$ 14,403,711
Impairment		(349,947)
Loss and comprehensive loss for the year		$ (14,053,764)